Exhibit A

                           Pioneer Series Trust VII
                                60 State Street
                          Boston, Massachusetts 02110

                                          February 28, 2014

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:   Pioneer Series Trust VII (File Nos. 333-62166; 811-10395)
      Registration Statement on Form N-1A

Ladies and Gentlemen:

       In connection with the review by the Staff of the Securities and Exchange Commission (the "Commission") of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A for Pioneer Series Trust VII relating to Pioneer Global Multisector Income Fund, filed on December 30, 2013, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff:

    (a) the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

    (b) Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

    (c) the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                             Sincerely,

                                             Pioneer Series Trust VII

                                             By:  /s/Christopher J. Kelley
                                                  ------------------------------
                                                  Name: Christopher J. Kelley
                                                  Title: Secretary